SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Number of Warrants, Beginning balance	676,663	279,746	274,276
Weighted Average Exercise Price, Beginning balance	$ 18.25	$ 39.79	$ 48.48
Exercised			(68,353)
Weighted average exercise price, exercised			$ 11.44
Number of Warrants, Granted	2,236,551	401,810	73,823
Weighted Average Exercise Price, Granted	$ 1.91	$ 4.08	$ 18.00
Number of Warrants, Cancelled	(401,310)	(500)
Weighted Average Exercise Price, Cancelled	$ 4.08	$ 4.08
Number of Warrants, Expired		(4,393)
Weighted Average Exercise Price, Expired		$ 95.90
Number of Warrants, Ending balance	2,511,904	676,663	279,746
Weighted Average Exercise Price, Ending balance	$ 5.92	$ 18.25	$ 39.79